Supplemental Disclosure with Respect to Cash Flows - Supplementary Disclosure of Company's Non Cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Information With Respect To Cash Flows [Abstract]
Accounts payable related to property, plant and equipment		$ 29
Accounts payable related to inventories		357
Accounts payable related to financings	$ 80	78
Assets acquired under lease agreements	298	1,197
Interest paid	$ 7,318	$ 3,194